Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net loss	¥ (394,827)	$ (60,508)	¥ (574,781)	¥ (488,066)
Adjustments for:
Depreciation of property and equipment (Note 9)	21,256	3,258	20,287	5,854
Amortization of intangible assets (Note 10)	6,047	927	1,300	57
Amortization of prepaid interest expense and service fees to loan companies (Note 12)			304	2,308
Foreign exchange losses	1,358	206	2,221	4,156
Share-based compensation (Note 16)	29,027	4,449	26,683	45,473
Amortization of operating lease right of use asset (Note 13)	31,177	4,778	32,301
Interest expense of operating lease liability (Note 13)	6,182	947	8,480
Impairment of property and equipment (Note 2(m))	21,390	3,278	6,857
Disposal gain on property and equipment	(165)	(25)
Changes in assets and liabilities:
Accounts receivable	1,468	225	7,043	(41,339)
Prepayments and other current assets	23,661	3,627	29,983	(91,232)
Receivables of interest income	(3,658)	(561)	(10,116)
Other non-current assets	1,758	269	(1,077)	(5,872)
Deferred tax assets	1,789	274	1,604	(16,940)
Accounts payable	(55,255)	(8,468)	61,391	4,236
Salary and welfare payable	(21,536)	(3,300)	45,652	61,500
Tax payable	2,987	458	15,459	43,118
Accrued liabilities and other current liabilities	3,932	603	(606)	2,623
Operating lease liability	(29,706)	(4,553)	(42,228)
Other non-current liabilities	258	39	2,735
Deferred revenue, current and non-current	50,259	7,702	218,344	361,182
Net cash used in operating activities	(302,598)	(46,375)	(148,164)	(112,942)
Cash flows from investing activities:
Purchase of short-term investments	(51,019)	(7,819)	(35,841)	(404,041)
Proceeds from maturity of short-term investments	224,890	34,466	187,737	34,544
Purchase of property and equipment	(2,039)	(313)	(49,386)	(41,715)
Purchase of intangible assets	(7,304)	(1,119)	(2,278)	(1,347)
Proceeds from disposition of property and equipment	329	50		479
Purchase of investment in equity fund (Note 2(j))	(190)	(29)	(73)	(5,646)
Proceeds from return of investment in equity fund (Note 2(j))			87	10
Net cash (used in)/provided by investing activities	164,667	25,236	100,246	(417,716)
Cash flows from financing activities:
Proceeds from exercise of share options	2,131	327	1,097
Proceeds from issuance of Class A ordinary shares upon IPO, net of issuance costs				441,166
Cash receipts from loan companies (Note 12)				10,595
Cash payment for repurchase employee vested share options				(2,243)
Cash payment for repurchase ordinary shares (Note 15)			(10,730)
(Prepayment)/cash receipt for the repurchase of ordinary shares program (Note 15)	2,154	330	(6,711)
Repayment of cash to loan companies				(5,540)
Net cash provided by/(used in) financing activities	4,285	657	(16,344)	443,978
Net decrease in cash, cash equivalents and restricted cash	(133,646)	(20,482)	(64,262)	(86,680)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(10,829)	(1,660)	2,522	14,919
Cash, cash equivalents and restricted cash at the beginning of year	282,982	43,369	344,722	416,483
Cash, cash equivalents and restricted cash at the end of year	138,507	21,227	282,982	344,722
Supplemental schedule of non-cash operating activities:
Non-cash settlement related to interest expenses and service fee, net				304
Supplemental schedule of non-cash investing and financing activities:
Accounts payable related to the purchase of property and equipment	1,761	270	2,533	86
Payables related to the purchase of copyright	13,130	2,012	13,295
Non—cash settlement related to repayment of loan and corresponding de-recognition of related receivables			7,187	34,172
Accretion on redeemable Preferred Shares				¥ 28,017
Other receivables related to share options settlement (Note 8)	¥ 602	$ 92	¥ 867